Other income and expenses (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Finance Income	$ 25,538,201	$ 3,784,144	$ 15,171,037
Interest rate swap income
Statement [Line Items]
Finance Income	2,518,304	1,002,563	0
Interest Earned
Statement [Line Items]
Finance Income	551,847	75,701	378,375
Net Income on Financial Assets at Fair Value Through Profit or Loss
Statement [Line Items]
Finance Income	$ 22,468,050	$ 2,705,880	$ 14,792,662